Reserves - Changes in Valuation Gain on Available-for-sale Financial Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reserves within equity [Line Items]
Balance at January 1	₩ (226,183)	₩ 9,303
Balance at December 31	(234,727)	(226,183)
Valuation gain (loss) on available-for-sale financial assets [Member]
Disclosure of reserves within equity [Line Items]
Balance at January 1	12,534	232,316
Amount recognized as other comprehensive income during the year, net of taxes	132,586	4,606
Amount reclassified through profit or loss, net of taxes	23,091	(224,388)
Balance at December 31	₩ 168,211	₩ 12,534